Condensed Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common stock [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Redeemable convertible preferred stock [Member]	Class A common stock [Member] Common stock [Member]	Class B common stock [Member] Common stock [Member]	Series C Redeemable Convertible Preferred Stock [Member]	Previously Reported [Member] Additional paid-in capital [Member]
Beginning Balance, Temporary Equity, shares at Dec. 31, 2018					14,015,773
Beginning Balance, Temporary Equity Value at Dec. 31, 2018					$ 40,095
Beginning balance, shares at Dec. 31, 2018		312,082
Beginning Balance, Value at Dec. 31, 2018	$ (25,008)	$ 0	$ 1,172	$ (26,180)
Issuance of Class A common stock upon exercise of options	51		51
Issuance of Class A common stock upon exercise of options, shares		9,925
Stock-based compensation	263		263
Net loss	(11,854)			(11,854)
Ending Balance, shares at Dec. 31, 2019		322,007
Ending Balance, Value at Dec. 31, 2019	$ (36,548)		1,486	(38,034)					$ 1,486
Ending Balance, Temporary Equity , shares at Dec. 31, 2019	14,015,773				14,015,773
Ending Balance, Temporary Equity Value at Dec. 31, 2019					$ 40,095
Issuance of Class A common stock upon exercise of options	$ 23		23
Issuance of Class A common stock upon exercise of options, shares		4,045
Stock-based compensation	188		188
Net loss	(10,538)			(10,538)
Ending Balance, shares at Sep. 30, 2020		326,052
Ending Balance, Value at Sep. 30, 2020	$ (46,875)		1,697	(48,572)
Ending Balance, Temporary Equity , shares at Sep. 30, 2020					14,015,773
Ending Balance, Temporary Equity Value at Sep. 30, 2020					$ 40,095
Beginning Balance, Temporary Equity, shares at Dec. 31, 2019	14,015,773				14,015,773
Beginning Balance, Temporary Equity Value at Dec. 31, 2019					$ 40,095
Beginning balance, shares at Dec. 31, 2019		322,007
Beginning Balance, Value at Dec. 31, 2019	$ (36,548)		1,486	(38,034)					$ 1,486
Conversion of preferred stock into common stock, Shares								135,180,800
Conversion of preferred stock into common stock								$ 79,611
Issuance of Class A common stock upon exercise of options	282		282
Issuance of Class A common stock upon exercise of options, shares		33,289
Issuance of Series C redeemable convertible preferred stock upon extinguishment of convertible notes, Shares								11,404,246
Issuance of Series C redeemable convertible preferred stock upon extinguishment of convertible notes								$ 6,749
Issuance of Series C redeemable convertible preferred stock for license, Shares								22,171,553
Issuance of Series C redeemable convertible preferred stock for license								$ 13,121
Stock-based compensation	331		331
Net loss	(53,413)			(53,413)
Ending Balance, shares at Dec. 31, 2020		355,296				355,296	0
Ending Balance, Value at Dec. 31, 2020	$ (89,348)	$ 0	2,099	(91,447)		$ 0	$ 0
Ending Balance, Temporary Equity , shares at Dec. 31, 2020	182,772,372				182,772,372			168,756,599
Ending Balance, Temporary Equity Value at Dec. 31, 2020					$ 139,576
Common stock issued pursuant to initial public offering, net of issuance costs, Shares						5,002,500
Common stock issued pursuant to initial public offering, net of issuance costs	$ 48,411		48,406			$ 5
Conversion of preferred stock into common stock, Shares					(182,772,372)	15,464,775	309,238
Conversion of preferred stock into common stock	139,576		139,560		$ (139,576)	$ 16
Issuance of Class A common stock upon exercise of options	550		550
Issuance of Class A common stock upon exercise of options, shares						145,805
Stock-based compensation	2,050		2,050
Net loss	(15,762)			(15,762)
Ending Balance, shares at Sep. 30, 2021						20,968,376	309,238
Ending Balance, Value at Sep. 30, 2021	$ 85,477		$ 192,665	$ (107,209)		$ 21
Ending Balance, Temporary Equity , shares at Sep. 30, 2021	0				0
Ending Balance, Temporary Equity Value at Sep. 30, 2021					$ 0